Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.21

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2025080242	XXX	XXX	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Waived	B	B	B	B	XXX	Ownership seasoning does not meet minimum per guidelines	No	Property owned less than XXX year and appraisal used for value without evidence of documented improvements to support value per cash out guidelines (section XXX). Lender approved exception in file.	XXX Per Client waiver applied.	XXX Exception waived.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Cash reserves = $XXX, XXX months. XXX months required.

XXX: Credit score exceeds guidelines
- XXX Comments:  Credit score of XXX is above the required XXX.

XXX: Minimal use of credit
- XXX Comments:  Borrower has minimal use of credit with credit usage ratio of XXX%.

2025080169	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	C	B	A	A	D	B	D	B	C	B	A	A	Credit	Credit/Mtg History	Waived	B	B	B	B	XXX	Credit score below guidelines	No	The guidelines require a XXX credit score on a DSCR transaction. The borrower's credit score is XXX.	(No Data)	Exception provided.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Borrower has XXX months of reserves.

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Borrower has had no mortgage late payments on current mortgage for the last XXX months.

2025080169	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	C	B	A	A	D	B	D	B	C	B	A	A	Credit	Insurance	Satisfied	D	A	D	A	XXX	Missing proof of flood insurance in File	No	The subject property is located in a XXX, but the XXX XXX policy was not located in the file.	(No Data)	Document provided cure.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Borrower has XXX months of reserves.

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Borrower has had no mortgage late payments on current mortgage for the last XXX months.

2025080169	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	C	B	A	A	D	B	D	B	C	B	A	A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	Loan documents do not meet guideline requirements	No	The business purpose and occupancy certification was not located in the file.	(No Data)	Document provided to cure.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Borrower has XXX months of reserves.

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Borrower has had no mortgage late payments on current mortgage for the last XXX months.

2025080169	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	C	B	A	A	D	B	D	B	C	B	A	A	Credit	Terms/Guidelines	Waived	C	B	C	B	XXX	Loan parameters do not meet guidelines	No	The guidelines indicate if the subject is a short term rental in order to use the market rent from form 1007 the appraiser must utilize short-erm rentals, subject must be located in an established short-term/vacation market and an exception is required.	(No Data)	In this case, the subject is located in a short-term rental market, the appraiser utilized short-term rentals and the market rent was used for qualifying. The file included a memo indicating an exception for this is needed; however, the file did not include an approved exception for the use of the 1007 market rent.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Borrower has XXX months of reserves.

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Borrower has had no mortgage late payments on current mortgage for the last XXX months.

2025080169	XXX	XXX	(No Data)	ATR/QM: Exempt	D	B	D	B	C	B	A	A	D	B	D	B	C	B	A	A	Property Valuations	Appraisal	Waived	C	B	C	B	XXX	Appraisal Deficiency	No	Evidence if the subject is a warrantable or non-warrantable XXX was not located in the file.	(No Data)	Exception approval provided.	(No Data)	Not Applicable	XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Borrower has XXX months of reserves.

XXX: Mortgage payment history exceeds guidelines
- XXX Comments:  Borrower has had no mortgage late payments on current mortgage for the last XXX months.